Enterprise-wide geographic reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues by geographic area
Revenue from external customers by geographic areas	$ 166,701	$ 313,136	$ 217,301
International [Member]
Revenues by geographic area
Revenue from external customers by geographic areas	22,824	36,850	31,196
Percentage of revenue from geographic area	14.00%
China [Member]
Revenues by geographic area
Revenue from external customers by geographic areas	$ 143,877	$ 276,286	$ 186,105
Hong Kong [Member]
Revenues by geographic area
Percentage of revenue from geographic area	99.90%
Unites States [Member]
Revenues by geographic area
Percentage of revenue from geographic area	0.10%